Income Tax - Schedule of Theoretical Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Theoretical Tax Expense [Abstract]
Income before income taxes, as per the statement of operations	$ 54,619	$ 52,436	$ 57,417
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Tax computed at the statutory tax rate	$ 12,562	$ 12,060	$ 13,205
Tax adjustment in respect of different tax rates	(3,052)	(1,345)	(1,756)
Deferred taxes on losses for which deferred taxes were not created	(587)	(2,764)	(511)
Tax-deductible costs, not included in the accounting costs			(2,680)
Non-deductible expenses and tax expenses in respect of prior years, net	1,111	534	2,670
Uncertain tax positions and other	1,294	1,448	210
Taxes on income	$ 11,328	$ 9,934	$ 11,138